PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Motor vehicles	—	1,951,696	250,217
Office equipment and other	1,816,860	2,882,448	369,544
Leasehold improvement	809,683	882,691	113,166
	2,626,543	5,716,835	732,927
Less: accumulated depreciation	(1,708,741)	(2,213,337)	(283,761)
Property and equipment, net	917,802	3,503,498	449,166

During the six months ended June 30, 2024 and the years ended June 30, 2025 and 2026, the Company recorded depreciation expense of HKD109,589, HKD290,550 and HKD504,596 (US$64,692), respectively.

During the years ended June 30, 2025 and 2026, gains of disposal of property and equipment of HKD1,000,000 and HKD234,000 (US$30,000), respectively, were recorded in general and administrative expenses. The gains arose from the disposal of motor vehicles that have been fully written-off in prior years.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS